Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (5,320)	$ (69,068)	$ (89,532)
Share-based compensation	3,362	3,813	11,436
Changes in operating assets and liabilities:
Accrued expenses and other payables	504	5,380	395
Prepaid expenses and other current assets	19	(12,527)	(22,967)
Net cash used in operating activities	(3,878)	(4,745)	(9,749)
Cash flows from investing activities:
Net cash provided by investing activities		1,223	98,982
Cash flows from financing activities:
Proceeds from borrowings	1,015	18,166	71,640
Repayment of borrowings	(3,238)	(51,214)	(107,500)
Proceeds of advances from related parties	2,140	115,035	159,938
Repayment of advances from related parties		(116,821)	(143,447)
Proceeds from convertible loans		21,000
Proceeds from investors	1,000		57,767
Net cash (used in) provided by financing activities	3,917	(6,328)	(138,637)
Cash and restricted cash at beginning of year	3,190	13,768	64,447
Effect of exchange rate changes	(67)	(728)	(1,275)
Cash and restricted cash at end of year	3,162	3,190	13,768
Reportable legal entities | Parent
Cash flows from operating activities:
Net loss	(5,302)	(46,116)	(89,215)
Equity in loss of subsidiaries and variable interest entities	899	45,745	76,099
Share-based compensation	3,362		11,436
Changes in operating assets and liabilities:
Amounts due from/to related parties		(20,980)	173
Accrued expenses and other payables	2,347	(292)	581
Prepaid expenses and other current assets		123
Net cash used in operating activities	1,306	(21,520)	(926)
Cash flows from investing activities:
Repayment of investment in subsidiaries	(2,340)	1,586
Net cash provided by investing activities	(2,340)	1,586
Cash flows from financing activities:
Proceeds from borrowings			500
Repayment of borrowings			(500)
Proceeds of advances from related parties			950
Repayment of advances from related parties		(1,050)
Proceeds from convertible loans		21,000
Proceeds from warrant liability	3,000
Proceeds from investors	1,000
Net cash (used in) provided by financing activities	4,000	19,950	950
Net increase in cash			2,965	$ 16	$ 24
Cash and restricted cash at beginning of year	40	24
Effect of exchange rate changes	0	0	0
Cash and restricted cash at end of year	$ 3,005	$ 40	$ 24